SCHEDULE OF PRIOR PERIOD ADJUSTMENTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Revenue	$ 129,472	$ 222,206	$ 371,488	$ 539,281
General and administrative expenses	$ 585,683	$ 648,667	$ 1,111,748	1,184,973
Previously Reported [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Revenue				330,091
General and administrative expenses				1,394,163
Revision of Prior Period, Adjustment [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cost of Revenue				209,190
General and administrative expenses				$ (209,190)